Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0002020510
Registrant Name	Hamilton Lane Private Infrastructure Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES